UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Large Cap Value Fund
(Institutional Class, Investor Class and Investor II Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	25.49%
Financial	21.90
Industrial	10.42
Consumer, Cyclical	8.25
Energy	7.93
Utilities	7.87
Technology	7.35
Communications	5.80
Basic Materials	4.32
Government Money Market Mutual Funds	0.20
Short Term Investments	0.47
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 905.50	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
Investor Class
Actual	$1,000.00	$ 904.40	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.81
Investor II Class
Actual	$1,000.00	$ 904.70	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class, 0.96% for the Investor Class and 0.81% for the Investor II Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.28%
29,413	Akzo Nobel NV	$ 1,923,557
170,149	CF Industries Holdings Inc	14,586,874
6,258	DuPont de Nemours Inc	347,820
79,490	Eastman Chemical Co	7,135,817
381,496	Freeport-McMoRan Inc	11,162,573
67,360	International Flavors & Fragrances Inc	8,023,923
311,644	International Paper Co	13,036,069
56,577	PPG Industries Inc	6,469,014
24,000	RPM International Inc	1,889,280
6,239	Sherwin-Williams Co	1,396,974
		65,971,901
Communications — 5.34%
105,253	AT&T Inc	2,206,103
18,880	Charter Communications Inc Class A(a)	8,845,846
73,918	Cisco Systems Inc	3,151,863
444,675	Comcast Corp Class A	17,449,047
78,374	Fox Corp Class B	2,327,708
136,719	Meta Platforms Inc Class A(a)	22,045,939
609,220	News Corp Class A	9,491,648
49,180	T-Mobile US Inc(a)	6,616,677
23,105	Verizon Communications Inc(a)	1,172,579
89,191	Walt Disney Co(a)	8,419,630
37,662	Warner Bros Discovery Inc(a)	505,424
		82,232,464
Consumer, Cyclical — 7.76%
158,187	Aramark	4,845,268
15,500	Best Buy Co Inc	1,010,445
149,140	BJ's Wholesale Club Holdings Inc(a)	9,294,405
7,483	Cummins Inc	1,448,185
287,167	General Motors Co(a)	9,120,424
65,875	Hilton Worldwide Holdings Inc	7,341,110
113,001	Kohl's Corp	4,033,006
161,284	Las Vegas Sands Corp(a)	5,417,529
259,152	Mattel Inc(a)	5,786,864
15,458	O'Reilly Automotive Inc(a)	9,765,746
34,129	PACCAR Inc	2,810,182
244,864	PulteGroup Inc	9,703,960
310,823	Southwest Airlines Co(a)	11,226,927
53,447	Target Corp	7,548,320
94,893	TJX Cos Inc	5,299,774
205,269	Walmart Inc	24,956,605
		119,608,750
Consumer, Non-Cyclical — 24.77%
81,705	Abbott Laboratories	8,877,248
194,583	AbbVie Inc	29,802,332
283,110	AstraZeneca PLC Sponsored ADR	18,705,078
53,426	Becton Dickinson and Co	13,171,112
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
8,029	Biogen Inc(a)	$ 1,637,434
74,346	Cardinal Health Inc	3,886,065
63,300	Centene Corp(a)	5,355,813
68,003	Cigna Corp	17,920,151
183,295	Coca-Cola Co	11,531,088
350,845	Conagra Brands Inc	12,012,933
217,513	Corteva Inc	11,776,154
109,801	CVS Health Corp	10,174,161
26,827	Danaher Corp	6,801,181
61,024	Elevance Health Inc(a)	29,448,962
3,372	Euroapi SA(a)	53,196
9,876	Gilead Sciences Inc	610,436
44,066	GSK PLC	949,586
160,485	Johnson & Johnson	28,487,692
265,043	Keurig Dr Pepper Inc	9,379,872
92,156	Kimberly-Clark Corp	12,454,883
53,290	McKesson Corp	17,383,731
99,168	Medtronic PLC	8,900,328
246,257	Merck & Co Inc	22,451,251
15,680	Mondelez International Inc Class A	973,571
31,907	Nielsen Holdings PLC	740,881
188,394	Pfizer Inc	9,877,497
114,647	Philip Morris International Inc	11,320,245
79,062	Procter & Gamble Co	11,368,325
27,021	Regeneron Pharmaceuticals Inc(a)	15,972,924
125,777	Sanofi	12,684,169
63,481	Sanofi ADR(a)	3,175,954
24,469	Thermo Fisher Scientific Inc	13,293,518
106,906	Tyson Foods Inc Class A	9,200,330
23,866	United Rentals Inc(a)	5,797,290
52,510	Zimmer Biomet Holdings Inc	5,516,701
		381,692,092
Energy — 7.85%
10,326	Chevron Corp	1,494,998
147,742	ConocoPhillips	13,268,709
48,500	Enbridge Inc	2,049,610
226,037	Enterprise Products Partners LP	5,508,522
106,125	EOG Resources Inc	11,720,445
329,454	Exxon Mobil Corp	28,214,440
39,752	Hess Corp	4,211,327
32,893	Occidental Petroleum Corp	1,936,740
480,308	Shell PLC	12,505,628
5,319	Targa Resources Corp	317,385
170,953	TC Energy Corp(b)	8,855,769
303,949	TotalEnergies SE	15,999,021
92,883	TotalEnergies SE Sponsored ADR	4,889,361
93,492	Valero Energy Corp	9,936,330
		120,908,285
Financial — 21.70%
487,542	American International Group Inc	24,928,022
27,981	American Tower Corp REIT	7,151,664

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
134,588	Apollo Global Management Inc	$ 6,524,826
191,101	Assured Guaranty Ltd	10,661,525
243,113	AXA SA	5,553,100
793,405	Bank of America Corp	24,698,698
15,542	Bank of New York Mellon Corp	648,257
74,132	Boston Properties Inc REIT	6,596,265
46,156	Capital One Financial Corp	4,808,994
250,297	Charles Schwab Corp	15,813,764
73,902	Chubb Ltd	14,527,655
416,315	Citigroup Inc	19,146,327
422,391	Equitable Holdings Inc	11,011,733
164,118	Equity Residential REIT	11,852,602
218,227	Fifth Third Bancorp	7,332,427
28,200	Franklin Resources Inc(b)	657,342
215,818	Gaming and Leisure Properties Inc REIT	9,897,414
89,919	Goldman Sachs Group Inc	26,707,741
59,279	Hartford Financial Services Group Inc	3,878,625
720,356	Huntington Bancshares Inc	8,665,883
105,938	JPMorgan Chase & Co	11,929,678
99,082	KeyCorp	1,707,183
180,350	Loews Corp	10,687,541
5,887	Marsh & McLennan Cos Inc	913,957
166,146	MetLife Inc	10,432,307
71,666	Morgan Stanley	5,450,916
97,671	PNC Financial Services Group Inc	15,409,554
5,814	Raymond James Financial Inc	519,830
168,152	Rayonier Inc REIT	6,285,522
185,679	State Street Corp	11,447,110
25,509	Vornado Realty Trust REIT	729,302
592,882	Wells Fargo & Co	23,223,188
28,546	Welltower Inc REIT	2,350,763
371,306	Weyerhaeuser Co REIT	12,297,655
		334,447,370
Industrial — 10.33%
9,943	3M Co	1,286,724
23,706	Ball Corp(a)	1,630,262
39,206	Boeing Co(a)	5,360,244
196,026	CRH PLC	6,764,653
58,388	Eaton Corp PLC	7,356,304
23,819	Flowserve Corp	681,938
282,321	General Electric Co	17,975,378
56,215	Honeywell International Inc	9,770,729
169,649	Johnson Controls International PLC	8,122,794
58,542	L3Harris Technologies Inc	14,149,601
48,989	Northrop Grumman Corp	23,444,666
160,744	Raytheon Technologies Corp	15,449,106
49,134	Siemens AG	5,050,824
7,600	Stanley Black & Decker Inc	796,936
123,403	Stericycle Inc(a)	5,411,222
17,656	TE Connectivity Ltd	1,997,776
Shares		Fair Value
Industrial — (continued)
50,509	Union Pacific Corp	$ 10,772,560
103,074	United Parcel Service Inc Class B	18,815,128
186,375	Vontier Corp	4,284,761
		159,121,606
Technology — 7.28%
56,535	Applied Materials Inc	5,143,554
43,227	Citrix Systems Inc	4,200,368
87,404	Fidelity National Information Services Inc	8,012,325
58,284	Fiserv Inc(a)	5,185,527
135,603	Microsoft Corp	34,826,918
38,496	NXP Semiconductors NV	5,698,563
111,555	Oracle Corp	7,794,348
227,157	QUALCOMM Inc	29,017,035
80,452	Texas Instruments Inc	12,361,450
		112,240,088
Utilities — 7.26%
123,033	Ameren Corp	11,117,262
105,778	American Electric Power Co Inc	10,148,341
81,152	Constellation Energy Corp	4,646,764
112,666	Dominion Energy Inc	8,991,874
249,294	Exelon Corp	11,298,004
51,418	NextEra Energy Inc	3,982,838
270,272	NiSource Inc	7,970,321
310,293	NRG Energy Inc	11,843,884
49,594	PG&E Corp(a)	494,948
106,617	Sempra Energy	16,021,337
300,872	Southern Co	21,455,182
55,000	Xcel Energy Inc	3,891,800
		111,862,555
TOTAL COMMON STOCK — 96.57% (Cost $1,264,138,241)		$1,488,085,111
CONVERTIBLE PREFERRED STOCK
Communications — 0.41%
5,564	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	6,379,682
Consumer, Non-Cyclical — 0.49%
57,059	Becton Dickinson and Co 6.00%	2,830,697
3,486	Danaher Corp 5.00%(b)	4,655,553
		7,486,250

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — 0.54%
47,619	NextEra Energy Inc 5.28%	$ 2,355,712
22,760	NiSource Inc 7.75%	2,569,376
65,495	Southern Co 6.75%	3,464,686
		8,389,774
TOTAL CONVERTIBLE PREFERRED STOCK — 1.44% (Cost $19,745,914)		$ 22,255,706
PREFERRED STOCK
Consumer, Cyclical — 0.41%
47,355	Volkswagen AG	6,375,892
TOTAL PREFERRED STOCK — 0.41% (Cost $8,691,392)		$ 6,375,892
WARRANTS
Energy — 0.01%
3,155	Occidental Petroleum Corp(a)	116,640
TOTAL WARRANTS — 0.01% (Cost $0)		$ 116,640
GOVERNMENT MONEY MARKET MUTUAL FUNDS
500,000	BlackRock FedFund Institutional Class(d), 1.32%(e)	500,000
730,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 1.46%(e)	730,000
500,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 1.38%(e)	500,000
500,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.84%(e)	500,000
791,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(d), 1.38%(e)	791,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.20% (Cost $3,021,000)		$ 3,021,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.10%
$1,500,000	Federal Home Loan Bank(f) 1.01%, 07/01/2022	$ 1,500,000
Repurchase Agreements — 0.37%
2,079,422	Undivided interest of 1.91% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $2,079,422 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(d)	2,079,422
2,079,422	Undivided interest of 1.92% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $2,079,422 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(d)	2,079,422

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,583,491	Undivided interest of 3.11% in a repurchase agreement (principal amount/value $51,006,030 with a maturity value of $51,008,198) with Scotia Capital (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $1,583,491 on 7/1/22 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 7.00%, 2/15/24 - 1/20/64, with a value of $52,028,378.(d)	$ 1,583,491
		5,742,335
TOTAL SHORT TERM INVESTMENTS — 0.47% (Cost $7,242,335)		$ 7,242,335
TOTAL INVESTMENTS — 99.10% (Cost $1,302,838,882)		$1,527,096,684
OTHER ASSETS & LIABILITIES, NET — 0.90%		$ 13,892,267
TOTAL NET ASSETS — 100.00%		$1,540,988,951
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 30, 2022.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At June 30, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	3,251,835	GBP	2,586,200	September 21, 2022	$98,850
CIT	USD	2,602,243	EUR	2,407,300	September 21, 2022	64,058
CIT	USD	11,908,153	GBP	9,471,700	September 21, 2022	360,660
GS	USD	2,780,755	GBP	2,211,600	September 21, 2022	84,467
HSB	USD	10,183,269	EUR	9,427,600	September 21, 2022	243,091
MS	USD	1,822,287	EUR	1,687,100	September 21, 2022	43,460
MS	USD	1,152,082	GBP	916,200	September 21, 2022	35,089
SSB	USD	2,384,428	EUR	2,207,800	September 21, 2022	56,591
SSB	USD	5,848,177	GBP	4,651,300	September 21, 2022	177,510
UBS	USD	3,588,245	EUR	3,321,200	September 21, 2022	86,471
WES	USD	1,152,151	GBP	916,300	September 21, 2022	35,037
					Net Appreciation	$1,285,284
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Large Cap Value Fund
ASSETS:
Investments in securities, fair value (including $8,580,333 of securities on loan)(a)	$1,521,354,349
Repurchase agreements, fair value(b)	5,742,335
Cash denominated in foreign currencies, fair value(c)	697,722
Dividends receivable	2,088,031
Subscriptions receivable	589,064
Receivable for investments sold	32,015,727
Unrealized appreciation on forward foreign currency contracts	1,285,284
Total Assets	1,563,772,512
LIABILITIES:
Payable for director fees	7,369
Payable for investments purchased	6,275,831
Payable for other accrued fees	59,804
Payable for shareholder services fees	174,390
Payable to custodian	4,239,847
Payable to investment adviser	748,290
Payable upon return of securities loaned	8,763,335
Redemptions payable	2,514,695
Total Liabilities	22,783,561
NET ASSETS	$1,540,988,951
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$16,397,923
Paid-in capital in excess of par	1,233,655,834
Undistributed/accumulated earnings	290,935,194
NET ASSETS	$1,540,988,951
NET ASSETS BY CLASS
Investor Class	$438,876,570
Institutional Class	$958,170,941
Investor II Class	$143,941,440
CAPITAL STOCK:
Authorized
Investor Class	80,000,000
Institutional Class	500,000,000
Investor II Class	55,000,000
Issued and Outstanding
Investor Class	17,974,174
Institutional Class	132,812,641
Investor II Class	13,192,410
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$24.42
Institutional Class	$7.21
Investor II Class	$10.91
(a) Cost of investments	$1,297,096,547
(b) Cost of repurchase agreements	$5,742,335
(c) Cost of cash denominated in foreign currencies	$701,590
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Large Cap Value Fund
INVESTMENT INCOME:
Interest	$31,278
Income from securities lending	51,042
Dividends	20,710,708
Foreign withholding tax	(367,910)
Total Income	20,425,118
EXPENSES:
Management fees	4,951,667
Shareholder services fees – Investor Class	791,064
Shareholder services fees – Investor II Class	283,084
Audit and tax fees	19,736
Custodian fees	29,960
Director's fees	16,275
Legal fees	2,432
Pricing fees	787
Registration fees	77,273
Shareholder report fees	12,766
Transfer agent fees	5,852
Other fees	6,152
Total Expenses	6,197,048
Less amount reimbursed by investment adviser - Investor II Class	121,225
Less amount waived by investment adviser	42,372
Net Expenses	6,033,451
NET INVESTMENT INCOME	14,391,667
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	51,550,303
Net realized gain on forward foreign currency contracts	3,034,036
Net Realized Gain	54,584,339
Net change in unrealized depreciation on investments and foreign currency translations	(230,336,266)
Net change in unrealized appreciation on forward foreign currency contracts	1,668,013
Net Change in Unrealized Depreciation	(228,668,253)
Net Realized and Unrealized Loss	(174,083,914)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(159,692,247)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Large Cap Value Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$14,391,667	$23,201,777
Net realized gain	54,584,339	127,166,801
Net change in unrealized appreciation (depreciation)	(228,668,253)	184,369,796
Net Increase (Decrease) in Net Assets Resulting from Operations	(159,692,247)	334,738,374
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(120,851)	(9,877,944)
Institutional Class	(12,681,266)	(121,858,057)
Investor II Class	(948,151)	(11,567,899)
From Net Investment Income and Net Realized Gains	(13,750,268)	(143,303,900)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	167,783,527	344,195,914
Institutional Class	43,273,716	187,290,897
Investor II Class	19,568,524	42,830,238
Shares issued in reinvestment of distributions
Investor Class	120,851	9,877,944
Institutional Class	12,681,266	121,858,057
Investor II Class	948,151	11,567,899
Shares redeemed
Investor Class	(58,662,772)	(41,980,987)
Institutional Class	(163,377,642)	(337,100,771)
Investor II Class	(38,532,317)	(57,895,939)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,196,696)	280,643,252
Total Increase (Decrease) in Net Assets	(189,639,211)	472,077,726
NET ASSETS:
Beginning of Period	1,730,628,162	1,258,550,436
End of Period	$1,540,988,951	$1,730,628,162
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,247,285	13,202,750
Institutional Class	5,621,594	22,680,026
Investor II Class	1,628,502	3,590,166
Shares issued in reinvestment of distributions
Investor Class	5,012	366,011
Institutional Class	1,781,077	14,971,807
Investor II Class	88,036	950,911
Shares redeemed
Investor Class	(2,224,980)	(1,606,254)
Institutional Class	(20,289,347)	(41,255,853)
Investor II Class	(3,205,264)	(4,853,241)
Net Increase (Decrease)	(10,348,085)	8,046,323
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$27.00	0.20	(2.77)	(2.57)	(0.01)	—	(0.01)	$24.42	(9.56%) (d)
12/31/2021	$22.06	0.32	5.39	5.71	(0.09)	(0.68)	(0.77)	$27.00	25.98%
12/31/2020	$21.65	0.36	0.42	0.78	(0.01)	(0.36)	(0.37)	$22.06	3.71%
12/31/2019	$17.97	0.44	4.27	4.71	(0.18)	(0.85)	(1.03)	$21.65	26.53%
12/31/2018	$21.13	0.44	(2.43)	(1.99)	(0.06)	(1.11)	(1.17)	$17.97	(9.52%)
12/31/2017	$19.16	0.40	2.69	3.09	(0.18)	(0.94)	(1.12)	$21.13	16.22%
Institutional Class
6/30/2022(Unaudited)	$ 8.07	0.07	(0.83)	(0.76)	(0.10)	—	(0.10)	$ 7.21	(9.45%) (d)
12/31/2021	$ 7.10	0.13	1.74	1.87	(0.22)	(0.68)	(0.90)	$ 8.07	26.47%
12/31/2020	$ 7.36	0.14	0.12	0.26	(0.16)	(0.36)	(0.52)	$ 7.10	4.05%
12/31/2019	$ 6.77	0.19	1.57	1.76	(0.32)	(0.85)	(1.17)	$ 7.36	26.92%
12/31/2018	$ 8.93	0.22	(1.01)	(0.79)	(0.26)	(1.11)	(1.37)	$ 6.77	(9.15%)
12/31/2017	$ 8.80	0.22	1.21	1.43	(0.36)	(0.94)	(1.30)	$ 8.93	16.56%
Investor II Class
6/30/2022(Unaudited)	$12.14	0.10	(1.26)	(1.16)	(0.07)	—	(0.07)	$10.91	(9.53%) (d)
12/31/2021	$10.28	0.17	2.51	2.68	(0.14)	(0.68)	(0.82)	$12.14	26.15%
12/31/2020	$10.38	0.19	0.18	0.37	(0.11)	(0.36)	(0.47)	$10.28	3.89%
12/31/2019 (e)	$10.00	0.05	0.63	0.68	(0.06)	(0.24)	(0.30)	$10.38	6.85% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$ 438,877	0.98% (g)	0.96% (g)	1.50% (g)	11% (d)
12/31/2021	$ 376,625	0.99%	0.96%	1.22%	28%
12/31/2020	$ 43,774	1.05%	0.96%	1.87%	33%
12/31/2019	$ 45,553	0.87%	0.83%	2.19%	28%
12/31/2018	$ 206,479	0.85%	0.82%	2.09%	22%
12/31/2017	$ 277,957	0.85%	0.83%	1.97%	25%
Institutional Class
06/30/2022(Unaudited)	$ 958,171	0.60% (g)	0.60% (g)	1.82% (g)	11% (d)
12/31/2021	$1,175,842	0.60%	0.60%	1.61%	28%
12/31/2020	$1,060,676	0.62%	0.61%	2.22%	33%
12/31/2019	$1,117,066	0.52%	0.51%	2.50%	28%
12/31/2018	$ 502,097	0.48%	0.47%	2.46%	22%
12/31/2017	$ 605,736	0.49%	0.47%	2.34%	25%
Investor II Class
06/30/2022(Unaudited)	$ 143,941	0.97% (g)	0.81% (g)	1.61% (g)	11% (d)
12/31/2021	$ 178,162	0.96%	0.81%	1.39%	28%
12/31/2020	$ 154,100	0.99%	0.81%	2.02%	33%
12/31/2019 (e)	$ 166,549	1.04% (g)	0.84% (g)	2.37% (g)	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Investor II Class inception date was October 25, 2019.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Large Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Investor II Class and Institutional Class. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2022

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 64,048,344	$ 1,923,557	$ —	$ 65,971,901
Communications	82,232,464	—	—	82,232,464
Consumer, Cyclical	119,608,750	—	—	119,608,750
Consumer, Non-cyclical	368,005,141	13,686,951	—	381,692,092
Energy	92,403,636	28,504,649	—	120,908,285
Financial	328,894,270	5,553,100	—	334,447,370
Industrial	147,306,129	11,815,477	—	159,121,606
Technology	112,240,088	—	—	112,240,088
Utilities	111,862,555	—	—	111,862,555
	1,426,601,377	61,483,734	—	1,488,085,111
Convertible Preferred Stock
Communications	6,379,682	—	—	6,379,682
Consumer, Non-cyclical	2,830,697	4,655,553	—	7,486,250
Utilities	—	8,389,774	—	8,389,774
	9,210,379	13,045,327	—	22,255,706
Preferred Stock	—	6,375,892	—	6,375,892
Warrants	116,640	—	—	116,640
Government Money Market Mutual Funds	3,021,000	—	—	3,021,000
Short Term Investments	—	7,242,335	—	7,242,335
Total investments, at fair value:	1,438,949,396	88,147,288	—	1,527,096,684
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,285,284	—	1,285,284
Total Assets	$ 1,438,949,396	$ 89,432,572	$ —	$ 1,528,381,968
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Semi-Annual Report - June 30, 2022

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$1,310,577,964
Gross unrealized appreciation on investments	313,237,875
Gross unrealized depreciation on investments	(95,433,871)
Net unrealized appreciation on investments	$217,804,004
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Semi-Annual Report - June 30, 2022

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $46,180,424 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2022 is as follows:
	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,285,284
The effect of derivative investments for the period ended June 30, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$3,034,036	Net change in unrealized appreciation on forward foreign currency contracts	$1,668,013

Semi-Annual Report - June 30, 2022

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2022.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$1,285,284	$—	$—	$—	$1,285,284
Derivative Liabilities (forward contracts)	$ —	$—	$—	$—	$ —
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.61% of the Fund’s average daily net assets up to $1 billion dollars, 0.56% of the Fund's average daily net assets over $1 billion dollars and 0.51% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.61% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser contractually agreed to permanently reimburse expenses and/or pay the Fund if expenses of the Investor II Class exceed 0.81% of the Class's average daily net assets ("Expense Cap"). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Fund’s advisory agreement with GWCM or by the Board of Great-West Funds. The amount reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$138,816	$128,432	$61,237	$42,372	$0
The Adviser and Great-West Funds entered into as sub-advisory agreement with Putnam Investment Management, LLC (Putnam), an affiliate of the Adviser and GWL&A, and T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of and 0.40% of the average daily net asset value on the first $100 million of assets, 0.35% on the next $150 million of assets, and 0.25% on all assets over $250 million on the portion of the Fund Putnam manages.

Semi-Annual Report - June 30, 2022

Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Investor II Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $181,293,693 and $185,115,302, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $8,580,333 and received collateral as reported on the Statement of Assets and Liabilities of $8,763,335 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Common Stocks	$4,723,205
Convertible Preferred Stock	4,040,130
Total secured borrowings	$8,763,335
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2022

8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Large Cap Value Fund changed its name to the Empower Large Cap Value Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Large Cap Value Fund, a series of the Company (the “Fund” and together with the Company’s other series, the “Great-West Funds”); (ii) the investment sub-advisory agreement (the “Putnam Sub-Advisory Agreement”) by and among the Company, GWCM and Putnam Investment Management, LLC (“Putnam”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “T. Rowe Price Sub-Advisory Agreement”) by and among the Company, GWCM and T. Rowe Price Associates, Inc. (“T. Rowe Price” and together with Putnam, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Putnam

Sub-Advisory Agreement and the T. Rowe Price Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”) (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). Putnam is an affiliate of GWCM and GWL&A.)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Putnam and T. Rowe Price. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend sub-advisory agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, GWCM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each of the Agreements was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Empower is a wholly-owned subsidiary of GWL&A; references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and GWCM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021, for the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
In its assessment of the Fund’s performance information, the Board considered that effective October 25, 2019, the Great-West T. Rowe Price Equity Income Fund merged into the Fund and, in this connection, the Fund added T. Rowe Price as a Sub-Adviser alongside Putnam. Thus, the Board noted that the Fund’s performance information for the periods prior to October 25, 2019 are not necessarily indicative of the performance of the Fund as it is currently managed.
Taking the foregoing into account, the Board observed that the annualized returns of each class of the Fund exceeded or equaled its respective performance universe median for each period with the exception of the Investor Class for the one- and ten-year periods ended December 31, 2021. As to the two below-performance universe median periods noted, the Board observed that the annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe for each such period (the first quintile being the best performers and the fifth quintile being the worst performers), with specific rankings in the 54th and 58th percentiles for the one- and ten-year periods ended December 31, 2021, respectively. The Board also observed that the Fund’s annualized returns exceeded its benchmark index for each period reviewed with the exception of the ten-year period ended December 31, 2021 for the Investor Class.
In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. Also taken into account by the Board were GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and Putnam from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fees and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio was in the third quintile of its peer group as to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the first quintile of its peer group with respect to the Institutional Class, which, in each case, was lower than the peer group median expense ratio. In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from T. Rowe Price regarding its standard fee schedule for actively managed non-investment company separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and other sub-advised mutual funds it manages in the same investment style as the Fund. For Putnam, the Board received information regarding its standard institutional fee schedule for the large cap value strategy and the fee charged by the Sub-Adviser to GWCM for another series of the Company managed with a U.S. equity strategy. The Board reviewed the foregoing and each Sub-Adviser’s explanation for any differences in fee schedules and noted that the fees charged by each Sub-Adviser for these other accounts and products appeared to be competitive to the fees charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and Putnam. The Board reviewed the financial statements from GWCM and each Sub-Adviser and profitability information from GWCM and Putnam.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by Putnam, the Board noted that Putnam’s profitability was based on the aggregate profitability for providing sub-advisory services to two funds of the Company, including the Fund. With respect to T. Rowe Price, the Board considered the firm’s statement noted that it would be extremely difficult to assign the costs and expenses associated with its services and personnel to the Fund and, for this reason, it does not generally prepare fund or account-level profitability analyses for subadvisory relationships. The Board noted that since the agreement with T. Rowe Price is arm’s length, such information regarding T. Rowe Price was not relevant to its consideration of the continuation of the T. Rowe Price Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and Putnam were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that GWCM and T. Rowe Price have implemented a relationship pricing discount based on the combined assets of the Fund and another series of the Company sub-advised by T. Rowe Price (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase. The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was below that of the Fund’s peer group.

As the Board considered the foregoing, including that the breakpoints in the sub-advisory fee schedules take effect at lower assets levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement. The Board also recalled its observation that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Putnam may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted Putnam’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, prospective advisory clients may consider Fund performance records in selecting Putnam to manage a portion of their assets, a benefit that the Sub-Adviser believes does not result in a material economic value. As to T. Rowe Price, the Board noted that the Sub-Adviser did not identify any ancillary benefits derived from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022